Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Deferred Income Tax Assets And Liabilities [Line Items]
Payroll payable		$ 814
Advertisement expenses	$ 137
Accrued expenses	877	621
Allowance for doubtful accounts	465	185
Net operating loss carry-forwards	215	76
Total current deferred tax assets	1,864	1,696
Less: valuation allowance	(210)	(20)
Current deferred tax assets, net	1,654	1,676
Intangible assets	1	8
Property, plant and equipment	119	123
Net operating loss carry-forwards	1,513	489
Total non-current deferred tax assets	1,633	620
Less: valuation allowance	(414)	(484)
Non-current deferred tax assets, net	1,219	136
Intangible assets	1,491	1,757
Withholding tax on undistributed earnings	2,801	2,210
Unrealized gain on available-for-sale investments	26
Total non-current deferred tax liabilities	4,318	$ 3,967
Investment
Deferred Income Tax Assets And Liabilities [Line Items]
Impairment loss from a long-term investment	$ 170